Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease in accounts receivables	$ 49	$ 27
(Increase) in prepaid expenses		(1)
Increase (decrease)in trade payables and accrued liabilities	183	(23)
Total changes in working capital	$ 232	$ 3